Segment Reporting - Additional Information (Detail) $ in Thousands		3 Months Ended		9 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) segment	Sep. 30, 2016 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segment				3
Number of lines of businesses, more than | segment				1
Segment Reporting Information [Line Items]
Equity loss		$ (1,264)	$ (21,070)	$ 36,373	$ (73,706)
Asset impairment charges		243,659	$ 0	245,159	43,649
Teekay Offshore
Segment Reporting Information [Line Items]
Asset impairment charges	$ 316,700				$ 43,700
Teekay Offshore
Segment Reporting Information [Line Items]
Equity loss		$ 3,100		$ 3,100